Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Assessment

We have developed policies and processes for assessing, identifying, and managing material risk from cybersecurity threats informed by industry-recognized standards. We have integrated these processes into our overall risk management systems and programs. Our cybersecurity program includes, among other things: procedures to assess material risk from cybersecurity threats, protocols to monitor any potential unauthorized access to, or conducted through, our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein, mechanisms to safeguard network infrastructure, mandatory employee training on information security, and assessing the sufficiency of existing policies, procedures, systems, controls and other safeguards in place to manage such risks. As part of our risk management process, we have engaged and expect to continue to engage third party experts to help identify and assess risks from cybersecurity threats. Our risk management process is also designed to address cybersecurity risks associated with our use of third-party service providers, and includes procedures such as reviewing security audits and controls of these providers during the onboarding process.

In connection with these risk assessments, we design, implement and maintain reasonable safeguards to minimize the identified risks and address identified gaps in existing safeguards, update existing safeguards as necessary and monitor the effectiveness of our safeguards.

As of December 31, 2025, we have not identified any risks from cybersecurity threats (including as a result of any previous cybersecurity incidents) that have materially affected our business strategy, our results of operations or our financial condition, but there can be no guarantee that we will not experience a cybersecurity incident in the future. We can give no assurance that we have detected or protected against all cybersecurity threats or cybersecurity incidents.

For more information about the cybersecurity risks we face, see the risk factor entitled “Item 3. Key Information –D. Risk Factors—Risks Related to Our Business, Industry, and Operations—We are subject to cyberattacks and may be subject to breaches of our information technology infrastructure and applications, and any failure to adequately protect our information technology infrastructure and applications could result in data breaches and/or downtime and materially adversely affect our reputation, business, and financial condition.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have integrated these processes into our overall risk management systems and programs. Our cybersecurity program includes, among other things: procedures to assess material risk from cybersecurity threats, protocols to monitor any potential unauthorized access to, or conducted through, our information systems that may result in adverse effects on the confidentiality, integrity, or availability of our information systems or any information residing therein, mechanisms to safeguard network infrastructure, mandatory employee training on information security, and assessing the sufficiency of existing policies, procedures, systems, controls and other safeguards in place to manage such risks.
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	we have not identified any risks from cybersecurity threats (including as a result of any previous cybersecurity incidents) that have materially affected our business strategy, our results of operations or our financial condition,
Cybersecurity Risk Board of Directors Oversight [Text Block]	Governance

Our Board has oversight responsibility over our strategy and risk management, including material risks related to cybersecurity threats. The Audit Committee of the Board oversees the management of systemic risks, including cybersecurity, in accordance with its charter. Mr. Eng Ho Ng’s expertise is grounded in his extensive background in engineering and telecommunications systems. Having served in senior operational leadership roles at global technology and communications firms, he provides the Board with a foundational understanding of the complex infrastructure and technical environments in which the Company and its subsidiaries operate. Further, through Mr. Eric Weinstein’s leadership positions at major global financial institutions, he has developed significant expertise in evaluating internal control environments and ensuring that operational risks are appropriately identified and addressed. Finally, Mr. Kevin Chen’s background involves corporate oversight within the technology sector. His experience as a director and executive for technology-oriented companies has provided valuable insights. Our Audit Committee receives periodic reports from management concerning our significant cybersecurity threats and risks and the processes we have implemented to address them, and engages in discussions with management regarding our significant risk exposures and the measures implemented to monitor and control these risks. These discussions include a review of our cybersecurity-related risk assessment and risk management policies.

Management, in coordination with our information technology department, is responsible for hiring appropriate personnel, helping to integrate cybersecurity risk considerations into our overall risk management strategy, and communicating key priorities to relevant personnel. Management, along with our information technology department, is responsible for approving budgets, approving cybersecurity processes, and reviewing cybersecurity assessments and other cybersecurity-related matters.

Our cybersecurity incident response and vulnerability management processes are designed to escalate cybersecurity incidents to members of management depending on the circumstances. Our information technology department works with management, to help mitigate and remediate cybersecurity incidents of which they are notified.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board has oversight responsibility over our strategy and risk management, including material risks related to cybersecurity threats. The Audit Committee of the Board oversees the management of systemic risks, including cybersecurity, in accordance with its charter.